Convertible preferred stock	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Convertible preferred stock
Convertible preferred stock

4. Convertible preferred stock

        In July 2011, the Company sold 6,200,000 shares of Series A convertible preferred stock (the "Series A Preferred Stock") at a price of $1.00 per share, which is convertible into 3,064,753 shares of the Company's common stock, for gross proceeds of $6,200,000. The Company incurred approximately $101,000 of issuance costs in connection with the sale of the Series A Preferred Stock, which were recorded to additional paid-in capital.

        On March 29, 2012, the Company sold 6,770,563 shares of Series B convertible preferred stock (the "Series B Preferred Stock") at a price of $5.50 per share for gross proceeds of approximately $37,238,000. The Series B Preferred Stock is convertible into common stock on a one-for-one basis. The Company incurred approximately $2,246,000 of issuance costs in connection with the sale of the Series B Preferred Stock, which were recorded as a reduction of the proceeds received.

        The Company assessed the Series A Preferred Stock and the Series B Preferred Stock for any beneficial conversion features or embedded derivatives, including the conversion option, that would require bifurcation from the Series A Preferred Stock and/or the Series B Preferred Stock and receive separate accounting treatment. On the date of the issuance, the fair value of the common stock into which the Series A Preferred Stock and the Series B Preferred Stock, respectively, was convertible was less than the effective conversion price of the Series A Preferred Stock and the Series B Preferred Stock, respectively, and, as such, there was no intrinsic value of the conversion option on the commitment date. In addition, no embedded derivatives were identified that would require bifurcation.

        The rights, preferences and privileges of the Series A Preferred Stock and the Series B Preferred Stock as of June 30, 2012 are as set forth below. The Series A Preferred Stock and the Series B Preferred Stock converted into common stock during the third quarter of 2012 (Note 14).

Conversion

        Shares of Series A Preferred Stock are convertible into common stock based on a defined conversion ratio, which was originally set at one-for-one and following the Reverse Stock Split was one-for-2.023, adjustable for certain dilutive events as of June 30, 2012. Shares of Series B Preferred Stock are convertible into common stock based on a defined conversion ratio, which was one-for-one, adjustable for certain dilutive events as of June 30, 2012. The conversion ratios for the Series A Preferred Stock and the Series B Preferred Stock are subject to change in accordance with anti-dilution provisions contained in the Company's restated certificate of incorporation. More specifically, the applicable conversion ratio is subject to adjustment to prevent dilution on a weighted-average basis in the event that the Company issues additional shares of common stock or securities convertible or exercisable for common stock at a purchase price less than the then effective applicable conversion ratio. The Company has evaluated this feature and has concluded it does not require bifurcation as a derivative because the Series A Preferred Stock and the Series B Preferred Stock were each concluded to have the characteristics of an equity-host and the feature is clearly and closely related to the Series A Preferred Stock and the Series B Preferred Stock, respectively.

        The Series A Preferred Stock and the Series B Preferred Stock are convertible at the option of the holder at any time without any additional consideration. In addition, the Series A Preferred Stock and the Series B Preferred Stock will automatically convert into shares of common stock at the then effective applicable conversion rate, upon the earliest to occur of (a) the closing of the sale of shares of common stock to the public at a price of at least $16.50 per share in an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act"), provided that such offering results in at least $35,000,000 of gross proceeds to the Company and the Company's common stock is listed for trading on a national securities exchange, (b) the closing of certain private placement or registered offerings of the Company's equity securities or (c) the effectiveness of a registration statement under the Securities Act covering the re-sale of privately placed securities. In addition, all outstanding shares of Series A Preferred Stock and Series B Preferred Stock will convert into common stock upon the vote or written consent of the holders of 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, voting as a single class (subject to certain limitations).

Dividends

        Prior to the payment of any dividend, except a common stock dividend, to the common stockholders, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive an amount at least equal to the amount that would have been received by the holders of Series A Preferred Stock and Series B Preferred Stock had all shares of Series A Preferred Stock and Series B Preferred Stock been converted into common stock immediately prior to issuance of the dividend. There are no guaranteed dividends that accrue.

Liquidation preference

        In the event of any liquidation, dissolution or winding up of the Company, including a deemed liquidation event, such as certain mergers or a disposition of substantially all the assets of the Company, unless holders of at least 70% of the outstanding shares of Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, elect otherwise, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive, in preference to common stockholders, an amount equal to $1.00 per share, in the case of the Series A Preferred Stock, and $5.50 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, plus all declared but unpaid dividends. If the Company has insufficient assets to pay the holders of Series A Preferred Stock and Series B Preferred Stock the full amount to which they are entitled, the holders of the Series A Preferred Stock and Series B Preferred Stock will share ratably in any distribution in proportion to the respective amounts which would otherwise be payable.

        After payment of these preferential amounts, the remaining assets of the Company, if any, will be distributed ratably to the holders of common stock, Series A Preferred Stock and Series B Preferred Stock on an as-converted to common stock basis. However, the holders of Series A Preferred Stock and Series B Preferred Stock are limited to the receipt of an aggregate amount (including through payment of the preferential amounts described above) equal to the greater of:

  (1)
  $2.00 per share, in the case of the Series A Preferred Stock, and $11.00 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, and

  (2)
  the amount such holders would have received if all Series A Preferred Stock or Series B Preferred Stock, as the case may be, had been converted into common stock immediately prior to the liquidation event.

Voting rights

        Holders of Series A Preferred Stock and Series B Preferred Stock are entitled to vote as a single class with the holders of common stock, and have one vote for each equivalent common share into which the Series A Preferred Stock and the Series B Preferred Stock is convertible. In addition, the affirmative vote of the holders of at least 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, voting together on an as-converted to common stock basis, is required to amend the Company's organizational documents, declare or pay dividends, subject to limited exceptions, create certain new series or classes of stock or reclassify existing series or classes, exclusively license the Company's material intellectual property, effect a significant change in the Company's business, create indebtedness in excess of $250,000, increase the number of shares of common stock reserved for equity compensation, or undertake change of control transactions. Furthermore, the affirmative vote of the holders of at least 60% of the outstanding Series B Preferred Stock is required to amend or repeal the Company's organizational documents, increase the number of shares of Series B Preferred Stock, undertake change of control transactions or exclusively license any of the Company's material intellectual property. The holders of Series A Preferred Stock are entitled to elect two directors and the holders of Series B Preferred Stock are entitled to elect one director. The holders of the Company's common stock, Series A Preferred Stock and Series B Preferred Stock, voting together on an as-converted to common stock basis, have the right to elect the remaining directors.

3. Convertible preferred stock

        In July 2011, the Company sold 6,200,000 shares of Series A Preferred Stock at a price of $1.00 per share, which is convertible into 3,064,753 shares of the Company's common stock, for gross proceeds of $6,200,000. The Company incurred approximately $101,000 of issuance costs in connection with the sale of the Series A Preferred Stock, which were recorded to additional paid-in capital.

        On March 29, 2012, the Company sold 6,770,563 shares of Series B Preferred Stock at a price of $5.50 per share for gross proceeds of approximately $37,238,000. The Series B Preferred Stock is convertible into common stock on a one-for-one basis. The Company incurred approximately $2,246,000 of issuance costs in connection with the sale of the Series B Preferred Stock, which were recorded as a reduction of the proceeds received.

        The Company assessed the Series A Preferred Stock and the Series B Preferred Stock for any beneficial conversion features or embedded derivatives, including the conversion option, that would require bifurcation from the Series A Preferred Stock and/or the Series B Preferred Stock and receive separate accounting treatment. On the date of the issuance, the fair value of the common stock into which the Series A Preferred Stock and the Series B Preferred Stock, respectively, was convertible was less than the effective conversion price of the Series A Preferred Stock and the Series B Preferred Stock, respectively, and, as such, there was no intrinsic value of the conversion option on the commitment date. In addition, no embedded derivatives were identified that would require bifurcation.

        The rights, preferences and privileges of the Series A Preferred Stock and the Series B Preferred Stock as of March 31, 2012 are as follows:

Conversion

        Shares of Series A Preferred Stock are convertible into common stock based on a defined conversion ratio, which was originally set at one-for-one and following the Reverse Stock Split is one-for-2.023, adjustable for certain dilutive events. Shares of Series B Preferred Stock are convertible into common stock based on a defined conversion ratio, which is currently one-for-one, adjustable for certain dilutive events. The conversion ratios for the Series A Preferred Stock and the Series B Preferred Stock are subject to change in accordance with anti-dilution provisions contained in the Company's restated certificate of incorporation. More specifically, the applicable conversion ratio is subject to adjustment to prevent dilution on a weighted-average basis in the event that the Company issues additional shares of common stock or securities convertible or exercisable for common stock at a purchase price less than the then effective applicable conversion ratio. The Company has evaluated this feature and has concluded it does not require bifurcation as a derivative because the Series A Preferred Stock and the Series B Preferred Stock were each concluded to have the characteristics of an equity-host and the feature is clearly and closely related to the Series A Preferred Stock and the Series B Preferred Stock, respectively.

        The Series A Preferred Stock and the Series B Preferred Stock are convertible at the option of the holder at any time without any additional consideration. In addition, the Series A Preferred Stock and the Series B Preferred Stock will automatically convert into shares of common stock at the then effective applicable conversion rate, upon the earliest to occur of (a) the closing of the sale of shares of common stock to the public at a price of at least $16.50 per share in an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, (the "Securities Act") provided that such offering results in at least $35,000,000 of gross proceeds to the Company and the Company's common stock is listed for trading on a national securities exchange, (b) the closing of certain private placement or registered offerings of the Company's equity securities or (c) the effectiveness of registration statement under the Securities Act covering the re-sale of privately placed securities. In addition, all outstanding shares of Series A Preferred Stock and Series B Preferred Stock will convert into common stock upon the vote or written consent of the holders of 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, voting as a single class (subject to certain limitations).

Dividends

        Prior to the payment of any dividend, except a common stock dividend, to the common stockholders, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive an amount at least equal to the amount that would have been received by the holders of Series A Preferred Stock and Series B Preferred Stock had all shares of Series A Preferred Stock and Series B Preferred Stock been converted to common stock immediately prior to issuance of the dividend. There are no guaranteed dividends that accrue.

Liquidation preference

        In the event of any liquidation, dissolution or winding up of the Company, including a deemed liquidation event, such as certain mergers or a disposition of substantially all the assets of the Company, unless holders of at least 70% of the outstanding shares of Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, elect otherwise, the holders of Series A Preferred Stock and Series B Preferred Stock are entitled to receive, in preference to common stockholders, an amount equal to $1.00 per share, in the case of the Series A Preferred Stock, and $5.50 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, plus all declared but unpaid dividends. If the Company has insufficient assets to pay the holders of Series A Preferred Stock and Series B Preferred Stock the full amount to which they are entitled, the holders of the Series A Preferred Stock and Series B Preferred Stock will share ratably in any distribution in proportion to the respective amounts which would otherwise be payable.

        After payment of these preferential amounts, the remaining assets of the Company, if any, will be distributed ratably to the holders of common stock, Series A Preferred Stock and Series B Preferred Stock on an as-converted to common stock basis. However, the holders of Series A Preferred Stock and Series B Preferred Stock are limited to the receipt of an aggregate amount (including through payment of the preferential amounts described above) equal to the greater of:

  (1)
  $2.00 per share, in the case of the Series A Preferred Stock, and $11.00 per share, in the case of the Series B Preferred Stock, in each case adjustable for certain dilutive events, and

  (2)
  the amount such holders would have received if all Series A Preferred Stock or Series B Preferred Stock, as the case may be, had been converted to common stock immediately prior to the liquidation event.

Voting rights

        Holders of Series A Preferred Stock and Series B Preferred Stock are entitled to vote as a single class with the holders of common stock, and have one vote for each equivalent common share into which the Series A Preferred Stock and the Series B Preferred Stock is convertible. In addition, the affirmative vote of the holders of at least 70% of the outstanding Series A Preferred Stock and Series B Preferred Stock, including certain of the Company's major investors, voting together on an as-converted to common stock basis, is required to amend the Company's organizational documents, declare or pay dividends, subject to limited exceptions, create certain new series or classes of stock or reclassify existing series or classes, exclusively license the Company's material intellectual property, effect a significant change in the Company's business, create indebtedness in excess of $250,000, increase the number of shares of common stock reserved for equity compensation, or undertake change of control transactions. Furthermore, the affirmative vote of the holders of at least 60% of the outstanding Series B Preferred Stock is required to amend or repeal the Company's organizational documents, increase the number of shares of Series B Preferred Stock, undertake change of control transactions or exclusively license any of the Company's material intellectual property. The holders of Series A Preferred Stock are entitled to elect two directors and the holders of Series B Preferred Stock are entitled to elect one director. The holders of the company's common stock, Series A Preferred Stock and Series B Preferred Stock, voting together on an as converted to common stock basis, have the right to elect the remaining directors.